SUMMARY OF MATERIAL ACCOUNTING POLICIES - Derecognition of Financial Assets (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Factoring of receivables | JP Morgan and Deutsche Bank
Disclosure of subsidiaries [line items]
Receivables transferred under factoring agreement	$ 2,594